Note Income taxes (Components of deferred tax assets and liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Tax credits available for carryforward	$ 18,510	$ 13,651
Net operating loss and other carryforward available	1,238,222	1,262,197
Postretirement and pension benefits	94,741	116,036
Allowance for loan losses	649,107	670,592
Accelerated depreciation	9,828	8,335
Difference in outside basis from pass-through entities	13,160	12,684
Other temporary differences	31,127	29,208
Total gross deferred tax assets	2,068,697	2,127,832
Deferred tax liabilities:
FDIC-assisted transaction	58,363	90,778
Indefinite-lived intangibles	73,974	63,573
Unrealized net gain on trading and available-for-sale securities	21,335	22,281
Other temporary differences	8,477	6,670
Total gross deferred tax liabilities	162,149	183,302
Valuation allowance	664,287	642,727
Net deferred tax asset	1,242,261	1,301,803
Deferred loans origination fees
Deferred tax assets:
Deferred income	6,622	6,420
Deferred gain
Deferred tax assets:
Deferred income	4,884	5,966
Intercompany deferred gains
Deferred tax assets:
Deferred income	$ 2,496	$ 2,743